LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of Information on Leases
Information on leases:
Year ended December 31,
2019

Interest expense on lease liabilities	139
Expenses relating to short-term leases	444
Total cash outflow for leases	630

Schedule of Disclosures of Right-of-Use Assets

Disclosures in respect of right-of-use assets:

Right-of-use assets	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2019	-	46	46
Cumulative effect adjustment on accumulated deficit as a result of adopting IFRS 16	2,350	172	2,522
Additions during the year:
New leases	-	209	209
Adjustments for indexation	27	-	27

Balance as of December 31, 2019	2,377	427	2,804

Accumulated depreciation:
Balance as of January 1, 2019	-	-	-
Additions during the year:
Depreciation and amortization	401	174	575

Balance as of December 31, 2019	401	174	575

Depreciated cost :
Balance as of December 31, 2019	1,976	253	2,229

Schedule of Disclosures of Lease Liabilities

Disclosures in respect of lease liabilities:

Lease liabilities	Buildings	Motor vehicles	Total
Balance as of December 31, 2018	-	-	-
Cumulative effect adjustment on accumulated liabilities as a result of adopting IFRS 16	2,344	178	2,522
Repayment of leases liabilities	(458)	(172)	(630)
Effect of changes in exchange rates	189	10	199
New finance lease obligation recognized	-	193	193
Adjustments for indexation	11	16	27
Interest	139	-	139
Balance as of December 31, 2019	2,225	225	2,450
Current maturities of long-term leases	(403)	(41)	(444)
Lease liability Balance as of December 31, 2019	1,822	184	2,006